CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Cash dividend (in dollars per share)	$ 0.33	$ 0.66	$ 0.60